Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 197,281	£ 174,566
Financial assets at fair value through the income statement	213,305	204,236
Derivative financial instruments	252,244	256,111
Financial assets at fair value through other comprehensive income	54,022	51,423
Trading portfolio liabilities	(58,672)	(57,761)
Financial liabilities designated at fair value	(321,082)	(298,573)
Derivative financial instruments	(242,065)	(249,880)
At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	197,281	174,566
Financial assets at fair value through the income statement	213,305	204,236
Derivative financial instruments	252,244	256,111
Financial assets at fair value through other comprehensive income	54,022	51,423
Investment property	1	2
Total assets	716,853	686,338
Trading portfolio liabilities	(58,672)	(57,761)
Financial liabilities designated at fair value	(321,082)	(298,573)
Derivative financial instruments	(242,065)	(249,880)
Total liabilities	(621,819)	(606,214)
Quoted market prices (Level 1) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	98,942	94,615
Financial assets at fair value through the income statement	7,416	5,747
Derivative financial instruments	86	107
Financial assets at fair value through other comprehensive income	21,930	21,079
Investment property	0	0
Total assets	128,374	121,548
Trading portfolio liabilities	(32,666)	(28,380)
Financial liabilities designated at fair value	(182)	(117)
Derivative financial instruments	(66)	(81)
Total liabilities	(32,914)	(28,578)
Observable inputs (Level 2) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	89,613	73,442
Financial assets at fair value through the income statement	198,865	193,121
Derivative financial instruments	249,337	252,464
Financial assets at fair value through other comprehensive income	29,692	29,568
Investment property	0	0
Total assets	567,507	548,595
Trading portfolio liabilities	(25,621)	(29,013)
Financial liabilities designated at fair value	(318,426)	(297,244)
Derivative financial instruments	(237,664)	(245,146)
Total liabilities	(581,711)	(571,403)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	20,972	16,195
Total liabilities	(7,194)	(6,233)
Significant unobservable inputs (Level 3) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,726	6,509
Financial assets at fair value through the income statement	7,024	5,368
Derivative financial instruments	2,821	3,540
Financial assets at fair value through other comprehensive income	2,400	776
Investment property	1	2
Total assets	20,972	16,195
Trading portfolio liabilities	(385)	(368)
Financial liabilities designated at fair value	(2,474)	(1,212)
Derivative financial instruments	(4,335)	(4,653)
Total liabilities	£ (7,194)	£ (6,233)